UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    -----------

                       First Defined Portfolio Fund, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2014
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS - 97.9%

             AEROSPACE & DEFENSE - 1.7%
      3,060  AAR Corp. ........................................  $    79,407
        527  Elbit Systems, Ltd. ..............................       32,194
        624  Northrop Grumman Corp. ...........................       76,989
      4,664  Orbital Sciences Corp. (a) .......................      130,126
                                                                 -----------
                                                                     318,716
                                                                 -----------

             AIRLINES - 0.7%
      3,693  JetBlue Airways Corp. (a) ........................       32,092
      4,238  Southwest Airlines Co. ...........................      100,059
                                                                 -----------
                                                                     132,151
                                                                 -----------

             AUTO COMPONENTS - 1.5%
      4,020  China Automotive Systems, Inc. (a) ...............       31,758
      1,765  Drew Industries, Inc. ............................       95,663
      1,614  Federal-Mogul Holdings Corp. (a) .................       30,198
      1,502  Goodyear Tire & Rubber (The) Co. .................       39,247
      1,745  Standard Motor Products, Inc. ....................       62,419
        386  Visteon Corp. (a) ................................       34,138
                                                                 -----------
                                                                     293,423
                                                                 -----------

             AUTOMOBILES - 0.3%
      2,174  Winnebago Industries, Inc. (a)....................       59,546
                                                                 -----------

             BANKS - 2.2%
      3,977  Columbia Banking System, Inc. ....................      113,424
      3,007  HSBC Holdings PLC, ADR ...........................      152,846
      5,811  Swedbank AB, ADR .................................      155,735
                                                                 -----------
                                                                     422,005
                                                                 -----------

             BIOTECHNOLOGY - 5.1%
      1,075  Biogen Idec, Inc. (a).............................      328,810
      6,981  Gilead Sciences, Inc. (a).........................      494,674
      3,693  PDL BioPharma, Inc. ..............................       30,689
        445  Regeneron Pharmaceuticals, Inc. (a)...............      133,624
                                                                 -----------
                                                                     987,797
                                                                 -----------

             BUILDING PRODUCTS - 0.4%
      2,229  Apogee Enterprises, Inc. .........................       74,070
                                                                 -----------

             CAPITAL MARKETS - 3.0%
      3,561  Goldman Sachs Group (The), Inc. ..................      583,470
                                                                 -----------

             CHEMICALS - 1.2%
      3,939  Flotek Industries, Inc. (a) ......................      109,701
        166  FMC Corp. ........................................       12,709
        685  LyondellBasell Industries N.V., Class A ..........       60,924
        364  Praxair, Inc. ....................................       47,673
                                                                 -----------
                                                                     231,007
                                                                 -----------

             COMMERCIAL SERVICES & SUPPLIES - 0.2%
      2,110  Kimball International, Inc., Class B .............       38,212
                                                                 -----------


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (CONTINUED)

             COMMUNICATIONS EQUIPMENT - 0.4%
      3,567  Brocade Communications Systems, Inc. (a) .........  $    37,846
      1,320  Finisar Corp. (a).................................       34,993
                                                                 -----------
                                                                      72,839
                                                                 -----------

             CONSUMER FINANCE - 0.5%
      1,943  Encore Capital Group, Inc. (a) ...................       88,795
                                                                 -----------

             DISTRIBUTORS - 0.3%
        884  Core-Mark Holding Co., Inc. ......................       64,178
                                                                 -----------

             DIVERSIFIED CONSUMER SERVICES - 0.3%
      4,233  Bridgepoint Education, Inc. (a) ..................       63,029
                                                                 -----------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 6.9%
     17,773  AT&T, Inc. .......................................      623,299
      9,560  Deutsche Telekom AG, ADR .........................      155,063
      2,854  General Communication, Inc., Class A (a)..........       32,564
     13,417  Orange S.A., ADR .................................      197,096
      9,869  TeliaSonera AB, ADR ..............................      148,035
          1  Verizon Communications, Inc. .....................           38
      6,269  Vivendi S.A., ADR ................................      175,099
                                                                 -----------
                                                                   1,331,194
                                                                 -----------

             ELECTRIC UTILITIES - 1.0%
     23,385  EDF S.A., ADR ....................................      183,572
                                                                 -----------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
      1,289  FARO Technologies, Inc. (a).......................       68,317
      2,603  Plexus Corp. (a) .................................      104,302
      1,888  Sanmina Corp. (a) ................................       32,946
                                                                 -----------
                                                                     205,565
                                                                 -----------

             ENERGY EQUIPMENT & SERVICES - 4.9%
      6,659  Newpark Resources, Inc. (a).......................       76,246
      8,116  Schlumberger, Ltd. ...............................      791,310
      6,113  TETRA Technologies, Inc. (a) .....................       78,246
                                                                 -----------
                                                                     945,802
                                                                 -----------

             FOOD PRODUCTS - 0.2%
        866  Tyson Foods, Inc., Class A .......................       38,113
                                                                 -----------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
        866  Alere, Inc. (a) ..................................       29,747
        546  St. Jude Medical, Inc. ...........................       35,703
                                                                 -----------
                                                                      65,450
                                                                 -----------

             HEALTH CARE PROVIDERS & SERVICES - 0.1%
        163  Laboratory Corp of America Holdings (a) ..........       16,008
                                                                 -----------

             HEALTH CARE TECHNOLOGY - 0.4%
      2,715  Omnicell, Inc. (a) ...............................       77,703
                                                                 -----------


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (CONTINUED)

             HOTELS, RESTAURANTS & LEISURE - 0.3%
      1,267  Chuy's Holdings, Inc. (a) ........................  $    54,658
                                                                 -----------

             HOUSEHOLD DURABLES - 0.1%
        729  Ryland Group (The), Inc. .........................       29,109
                                                                 -----------

             HOUSEHOLD PRODUCTS - 1.7%
      2,930  Colgate-Palmolive Co. ............................      190,069
      1,201  Kimberly-Clark Corp. .............................      132,410
                                                                 -----------
                                                                     322,479
                                                                 -----------

             INDUSTRIAL CONGLOMERATES - 1.3%
      1,859  3M Co. ...........................................      252,192
                                                                 -----------

             INSURANCE - 6.9%
      4,282  Aon PLC ..........................................      360,887
      1,031  Assurant, Inc. ...................................       66,974
      1,431  eHealth, Inc. (a) ................................       72,695
      2,378  Employers Holdings, Inc. .........................       48,107
      3,089  Horace Mann Educators Corp. ......................       89,581
      1,283  Torchmark Corp. ..................................      100,972
      6,929  Travelers (The) Cos., Inc. .......................      589,658
                                                                 -----------
                                                                   1,328,874
                                                                 -----------

             INTERNET & CATALOG RETAIL - 2.0%
        273  Netflix, Inc. (a).................................       96,104
        241  priceline.com, Inc. (a)...........................      287,246
                                                                 -----------
                                                                     383,350
                                                                 -----------

             INTERNET SOFTWARE & SERVICES - 2.3%
      1,254  Baidu, Inc., ADR (a)..............................      191,084
      1,242  Stamps.com, Inc. (a) .............................       41,682
        696  VeriSign, Inc. (a) ...............................       37,521
      4,692  Yahoo!, Inc. (a)..................................      168,443
                                                                 -----------
                                                                     438,730
                                                                 -----------

             IT SERVICES - 2.9%
        896  Computer Sciences Corp. ..........................       54,495
      2,610  CSG Systems International, Inc. ..................       67,964
      5,809  Mastercard, Inc., Class A ........................      433,932
                                                                 -----------
                                                                     556,391
                                                                 -----------

             LEISURE PRODUCTS - 1.0%
      1,030  Arctic Cat, Inc. .................................       49,224
      4,210  Smith & Wesson Holding Corp. (a) .................       61,550
      1,494  Sturm Ruger & Co, Inc. ...........................       89,341
                                                                 -----------
                                                                     200,115
                                                                 -----------

             MACHINERY - 1.0%
      2,044  Altra Industrial Motion Corp. ....................       72,971
        386  Flowserve Corp. ..................................       30,239


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (CONTINUED)

             MACHINERY (CONTINUED)
      1,390  Tennant Co. ......................................  $    91,212
                                                                 -----------
                                                                     194,422
                                                                 -----------

             MEDIA - 2.4%
      3,660  DIRECTV (a).......................................      279,697
      1,607  Regal Entertainment Group, Class A ...............       30,019
      1,790  Viacom, Inc., Class B ............................      152,132
                                                                 -----------
                                                                     461,848
                                                                 -----------

             MULTI-UTILITIES - 3.6%
      7,136  Centrica PLC, ADR ................................      158,348
      8,899  E.ON SE, ADR .....................................      173,975
      6,970  GDF Suez S.A., ADR ...............................      190,560
      2,541  National Grid PLC, ADR ...........................      174,668
                                                                 -----------
                                                                     697,551
                                                                 -----------

             OIL, GAS & CONSUMABLE FUELS - 10.6%
     19,633  BP PLC, ADR ......................................      944,347
      4,131  Chesapeake Energy Corp. ..........................      105,836
      2,074  Chevron Corp. ....................................      246,619
      3,420  Eni S.p.A., ADR ..................................      171,581
        324  Marathon Petroleum Corp. .........................       28,201
        641  Phillips 66 ......................................       49,396
      4,220  Rex Energy Corp. (a) .............................       78,956
      2,207  Royal Dutch Shell PLC, ADR .......................      172,389
      2,694  Total S.A., ADR ..................................      176,727
      7,059  Triangle Petroleum Corp. (a) .....................       58,166
                                                                 -----------
                                                                   2,032,218
                                                                 -----------

             PAPER & FOREST PRODUCTS - 0.5%
      3,344  PH Glatfelter Co. ................................       91,024
                                                                 -----------

             PHARMACEUTICALS - 7.5%
      2,766  AstraZeneca PLC, ADR .............................      179,458
      3,099  GlaxoSmithKline PLC, ADR .........................      165,580
     32,448  Pfizer, Inc. .....................................    1,042,230
      2,468  Sagent Pharmaceuticals, Inc. (a) .................       57,677
                                                                 -----------
                                                                   1,444,945
                                                                 -----------

             PROFESSIONAL SERVICES - 1.2%
      3,776  Korn/Ferry International (a) .....................      112,411
      1,627  Navigant Consulting, Inc. (a) ....................       30,360
      3,130  TrueBlue, Inc. (a) ...............................       91,584
                                                                 -----------
                                                                     234,355
                                                                 -----------

             ROAD & RAIL - 0.6%
        925  Arkansas Best Corp. ..............................       34,179
      2,887  Roadrunner Transportation Systems, Inc. (a) ......       72,868
                                                                 -----------
                                                                     107,047
                                                                 -----------


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (CONTINUED)

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
      3,026  Advanced Energy Industries, Inc. (a) .............  $    74,137
      5,127  Amkor Technology, Inc. (a) .......................       35,171
      1,138  Avago Technologies, Ltd. .........................       73,299
     30,238  Intel Corp. ......................................      780,443
      4,905  Micron Technology, Inc. (a) ......................      116,052
      2,903  Monolithic Power Systems, Inc. (a)................      112,549
      1,132  Skyworks Solutions, Inc. .........................       42,473
                                                                 -----------
                                                                   1,234,124
                                                                 -----------

             SPECIALTY RETAIL - 4.5%
        236  AutoZone, Inc. (a)................................      126,756
      3,257  Brown Shoe Co., Inc. .............................       86,441
      7,635  Home Depot (The), Inc. ...........................      604,157
        635  Tractor Supply Co. ...............................       44,850
                                                                 -----------
                                                                     862,204
                                                                 -----------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.9%
      1,410  Apple, Inc. ......................................      756,803
      2,202  Immersion Corp. (a) ..............................       23,231
      1,039  SanDisk Corp. ....................................       84,357
      3,095  Seagate Technology PLC ...........................      173,815
      1,075  Western Digital Corp. ............................       98,707
                                                                 -----------
                                                                   1,136,913
                                                                 -----------

             TEXTILES, APPAREL & LUXURY GOODS - 1.1%
        388  Fossil Group, Inc. (a) ...........................       45,245
      1,441  Movado Group, Inc. ...............................       65,637
      1,249  Oxford Industries, Inc. ..........................       97,672
                                                                 -----------
                                                                     208,554
                                                                 -----------

             TOBACCO - 0.9%
      2,123  Imperial Tobacco Group PLC, ADR ..................      172,727
                                                                 -----------

             WIRELESS TELECOMMUNICATION SERVICES - 0.5%
      2,426  Vodafone Group PLC, ADR ..........................       89,301
                                                                 -----------

             TOTAL INVESTMENTS - 97.9% ........................   18,825,776
             (Cost $17,118,543) (b)

             NET OTHER ASSETS AND LIABILITIES - 2.1% ..........      409,775
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $19,235,551
                                                                 ===========

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,122,080 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $414,847.

ADR   American Depositary Receipt


               See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2          LEVEL 3
                                                     TOTAL        LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2014      PRICES          INPUTS           INPUTS
                                                -------------  -------------  --------------   ---------------
Common Stocks*................................  $  18,825,776  $  18,825,776  $           --   $            --
                                                =============  =============  ==============   ===============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


               See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS - 98.3%

             CAPITAL MARKETS - 9.2%
      3,753  Goldman Sachs Group (The), Inc. ..................  $   614,929
                                                                 -----------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 9.9%
     18,740  AT&T, Inc. .......................................      657,212
                                                                 -----------

             FOOD & STAPLES RETAILING - 9.6%
      8,389  Wal-Mart Stores, Inc. ............................      641,171
                                                                 -----------

             INDUSTRIAL CONGLOMERATES - 9.2%
     23,652  General Electric Co. .............................      612,350
                                                                 -----------

             INSURANCE - 9.3%
      7,306  Travelers (The) Cos., Inc. .......................      621,741
                                                                 -----------

             IT SERVICES - 10.2%
      3,539  International Business Machines Corp. ............      681,222
                                                                 -----------

             OIL, GAS & CONSUMABLE FUELS - 9.7%
      6,576  Exxon Mobil Corp. ................................      642,344
                                                                 -----------

             PHARMACEUTICALS - 21.6%
     13,210  Merck & Co., Inc. ................................      749,932
     21,495  Pfizer, Inc. .....................................      690,419
                                                                 -----------
                                                                   1,440,351
                                                                 -----------

             SPECIALTY RETAIL - 9.6%
      8,050  Home Depot (The), Inc. ...........................      636,996
                                                                 -----------

             TOTAL INVESTMENTS - 98.3% ........................    6,548,316
             (Cost $6,188,280) (a)

             NET OTHER ASSETS AND LIABILITIES - 1.7% ..........      114,554
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $ 6,662,870
                                                                 ===========

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $500,274 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $140,238.


               See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2          LEVEL 3
                                                     TOTAL        LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2014      PRICES          INPUTS           INPUTS
                                                -------------  -------------  --------------   ---------------
Common Stocks*................................  $   6,548,316  $   6,548,316  $           --   $            --
                                                =============  =============  ==============   ===============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


               See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS - 98.9%

             BANKS - 9.4%
     61,192  F.N.B. Corp. .....................................  $   819,973
     73,428  First Niagara Financial Group, Inc. ..............      693,894
                                                                 -----------
                                                                   1,513,867
                                                                 -----------

             CHEMICALS - 4.6%
     26,721  Olin Corp. .......................................      737,767
                                                                 -----------

             ELECTRIC UTILITIES - 27.0%
     16,736  Edison International .............................      947,425
     12,235  Entergy Corp. ....................................      817,910
     28,193  Exelon Corp. .....................................      946,157
     18,279  Northeast Utilities ..............................      831,695
     14,614  Pinnacle West Capital Corp. ......................      798,801
                                                                 -----------
                                                                   4,341,988
                                                                 -----------

             ENERGY EQUIPMENT & SERVICES - 4.5%
     13,685  Ensco PLC, Class A ...............................      722,294
                                                                 -----------

             GAS UTILITIES - 5.0%
     16,441  AGL Resources, Inc. ..............................      804,951
                                                                 -----------

             INSURANCE - 9.1%
     14,826  Cincinnati Financial Corp. .......................      721,433
     45,304  Old Republic International Corp. .................      742,986
                                                                 -----------
                                                                   1,464,419
                                                                 -----------

             MULTI-UTILITIES - 26.3%
     27,539  Avista Corp. .....................................      844,070
     14,781  Black Hills Corp. ................................      852,125
     14,245  Integrys Energy Group, Inc. ......................      849,714
     23,735  NiSource, Inc. ...................................      843,305
     16,518  Scana Corp. ......................................      847,704
                                                                 -----------
                                                                   4,236,918
                                                                 -----------

             OIL, GAS & CONSUMABLE FUELS - 4.8%
     11,080  ConocoPhillips ...................................      779,478
                                                                 -----------

             SPECIALTY RETAIL - 3.4%
     48,509  Staples, Inc. ....................................      550,092
                                                                 -----------

             THRIFTS & MORTGAGE FINANCE - 4.8%
     51,647  People's United Financial, Inc. ..................      767,991
                                                                 -----------

             TOTAL INVESTMENTS - 98.9% ........................   15,919,765
             (Cost $14,846,394) (a)

             NET OTHER ASSETS AND LIABILITIES - 1.1% ..........      171,246
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $16,091,011
                                                                 ===========


               See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,416,578 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $343,207.


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2          LEVEL 3
                                                     TOTAL        LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2014      PRICES          INPUTS           INPUTS
                                                -------------  -------------  --------------   ---------------
Common Stocks*................................  $  15,919,765  $  15,919,765  $           --   $            --
                                                =============  =============  ==============   ===============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


               See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (a) - 98.0%

             CHINA - 33.4%
  3,680,000  Bank of China Ltd., Class H ......................  $ 1,632,075
  2,419,000  Bank of Communications Co., Ltd., Class H ........    1,581,166
  3,010,000  China Coal Energy Co., Ltd., Class H .............    1,695,828
  2,233,000  China Construction Bank Corp., Class H ...........    1,563,228
  2,503,000  Industrial & Commercial Bank of China Ltd.,
                Class H .......................................    1,539,263
                                                                 -----------
                                                                   8,011,560
                                                                 -----------

             UNITED KINGDOM - 30.5%
    572,941  Ladbrokes PLC ....................................    1,289,483
  1,188,744  Man Group PLC ....................................    2,005,583
  1,106,605  RSA Insurance Group PLC ..........................    1,652,076
    302,355  Tesco PLC ........................................    1,489,016
    241,274  Vodafone Group PLC ...............................      886,127
                                                                 -----------
                                                                   7,322,285
                                                                 -----------

             UNITED STATES - 34.1%
     46,730  AT&T, Inc. .......................................    1,638,821
     73,928  Cisco Systems, Inc. ..............................    1,656,727
     58,978  General Electric Co. .............................    1,526,940
     63,632  Intel Corp. ......................................    1,642,342
     53,597  Pfizer, Inc. .....................................    1,721,536
                                                                 -----------
                                                                   8,186,366
                                                                 -----------
             TOTAL COMMON STOCKS ..............................   23,520,211
             (Cost $23,275,208)                                  -----------

RIGHTS (a) - 1.0%

             UNITED KINGDOM - 1.0%
    414,977  RSA Insurance, expiring 4/9/14 (b) ...............      231,761
                                                                 -----------
             TOTAL RIGHTS .....................................      231,761
             (Cost $0)                                           -----------

             TOTAL INVESTMENTS - 99.0% ........................   23,751,972
             (Cost $23,275,208) (c)

             NET OTHER ASSETS AND LIABILITIES - 1.0% ..........      249,788
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $24,001,760
                                                                 ===========


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,936,613 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,459,849.


               See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                  LEVEL 2          LEVEL 3
                                                     TOTAL        LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2014      PRICES          INPUTS           INPUTS
----------------------------------------------  -------------  -------------  --------------   ---------------
Common Stocks*................................  $  23,520,211  $  23,520,211  $           --   $            --
Rights*.......................................        231,761        231,761              --                --
                                                -------------  -------------  --------------   ---------------
Total Investments.............................  $  23,751,972  $  23,751,972  $           --   $            --
                                                =============  =============  ==============   ===============


*See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


        INDUSTRY                                                 % OF NET ASSETS
        ------------------------------------------------------------------------
        Banks                                                         26.2%
        Capital Markets                                                8.4
        Insurance                                                      7.9
        Pharmaceuticals                                                7.2
        Oil, Gas & Consumable Fuels                                    7.1
        Communications Equipment                                       6.9
        Semiconductors & Semiconductor Equipment                       6.8
        Diversified Telecommunication Services                         6.8
        Industrial Conglomerates                                       6.4
        Food & Staples Retailing                                       6.2
        Hotels, Restaurants & Leisure                                  5.4
        Wireless Telecommunication Services                            3.7
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.0
        NET OTHER ASSETS AND LIABILITIES                               1.0
                                                                     ------
        TOTAL                                                        100.0%
                                                                     ======


               See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS - 97.9%

             AEROSPACE & DEFENSE - 2.4%
      1,704  Northrop Grumman Corp. ...........................  $   210,240
                                                                 -----------

             CHEMICALS - 3.8%
        452  FMC Corp. ........................................       34,605
      1,868  LyondellBasell Industries N.V., Class A ..........      166,140
        994  Praxair, Inc. ....................................      130,184
                                                                 -----------
                                                                     330,929
                                                                 -----------

             FOOD PRODUCTS - 1.2%
      2,361  Tyson Foods, Inc., Class A .......................      103,908
                                                                 -----------

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
      1,491  St. Jude Medical, Inc. ...........................       97,496
                                                                 -----------

             HEALTH CARE PROVIDERS & SERVICES - 0.5%
        444  Laboratory Corp of America Holdings (a)...........       43,605
                                                                 -----------

             HOUSEHOLD PRODUCTS - 10.0%
      7,994  Colgate-Palmolive Co. ............................      518,571
      3,274  Kimberly-Clark Corp. .............................      360,958
                                                                 -----------
                                                                     879,529
                                                                 -----------

             INDUSTRIAL CONGLOMERATES - 7.8%
      5,069  3M Co. ...........................................      687,661
                                                                 -----------

             INSURANCE - 16.5%
     11,679  Aon PLC ..........................................      984,306
      2,809  Assurant, Inc. ...................................      182,473
      3,500  Torchmark Corp. ..................................      275,450
                                                                 -----------
                                                                   1,442,229
                                                                 -----------

             INTERNET SOFTWARE & SERVICES - 1.2%
      1,896  VeriSign, Inc. (a)................................      102,213
                                                                 -----------

             IT SERVICES - 13.5%
     15,843  Mastercard, Inc., Class A ........................    1,183,472
                                                                 -----------

             MACHINERY - 0.9%
      1,053  Flowserve Corp. ..................................       82,492
                                                                 -----------

             MEDIA - 8.7%
      9,981  DIRECTV (a).......................................      762,748
                                                                 -----------

             OIL, GAS & CONSUMABLE FUELS - 10.1%
      5,657  Chevron Corp. ....................................      672,674
        884  Marathon Petroleum Corp. .........................       76,943
      1,749  Phillips 66 ......................................      134,778
                                                                 -----------
                                                                     884,395
                                                                 -----------

             PHARMACEUTICALS - 12.1%
     32,899  Pfizer, Inc. .....................................    1,056,716
                                                                 -----------

             SPECIALTY RETAIL - 3.9%
        643  AutoZone, Inc. (a)................................      345,355
                                                                 -----------


               See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (CONTINUED)

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.8%
      4,422  Seagate Technology PLC ...........................  $   248,340
                                                                 -----------

             TEXTILES, APPAREL & LUXURY GOODS - 1.4%
      1,056  Fossil Group, Inc. (a)............................      123,140
                                                                 -----------

             TOTAL INVESTMENTS - 97.9% ........................    8,584,468
             (Cost $8,253,323) (b)

             NET OTHER ASSETS AND LIABILITIES - 2.1% ..........      187,500
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $ 8,771,968
                                                                 ===========

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $525,787 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $194,642.


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2          LEVEL 3
                                                     TOTAL        LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2014      PRICES          INPUTS           INPUTS
                                                -------------  -------------  --------------   ---------------
Common Stocks*................................  $   8,584,468  $   8,584,468  $           --   $            --
                                                =============  =============  ==============   ===============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


               See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS - 98.7%

             BIOTECHNOLOGY - 22.7%
      1,166  Biogen Idec, Inc. (a).............................  $   356,645
      4,340  Gilead Sciences, Inc. (a).........................      307,532
      1,172  Regeneron Pharmaceuticals, Inc. (a)...............      351,928
                                                                 -----------
                                                                   1,016,105
                                                                 -----------

             INTERNET & CATALOG RETAIL - 14.2%
        847  Netflix, Inc. (a).................................      298,169
        283  priceline.com, Inc. (a)...........................      337,305
                                                                 -----------
                                                                     635,474
                                                                 -----------

             INTERNET SOFTWARE & SERVICES - 12.9%
      1,873  Baidu, Inc., ADR (a)..............................      285,408
      8,106  Yahoo!, Inc. (a)..................................      291,005
                                                                 -----------
                                                                     576,413
                                                                 -----------

             MEDIA - 7.1%
      3,740  Viacom, Inc., Class B ............................      317,863
                                                                 -----------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.2%
      3,539  Avago Technologies, Ltd. .........................      227,947
     15,250  Micron Technology, Inc. (a) ......................      360,815
                                                                 -----------
                                                                     588,762
                                                                 -----------

             SPECIALTY RETAIL - 3.1%
      1,975  Tractor Supply Co. ...............................      139,494
                                                                 -----------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 25.5%
        588  Apple, Inc. ......................................      315,603
      3,232  SanDisk Corp. ....................................      262,406
      4,583  Seagate Technology PLC ...........................      257,382
      3,345  Western Digital Corp. ............................      307,138
                                                                 -----------
                                                                   1,142,529
                                                                 -----------

             TOTAL INVESTMENTS - 98.7% ........................    4,416,640
             (Cost $4,116,492) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.3% ..........       59,137
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $ 4,475,777
                                                                 ===========

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $394,695 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $94,547.

ADR   American Depositary Receipt


               See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2          LEVEL 3
                                                     TOTAL        LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2014      PRICES          INPUTS           INPUTS
                                                -------------  -------------  --------------   ---------------
Common Stocks*................................  $   4,416,640  $   4,416,640  $           --   $            --
                                                =============  =============  ==============   ===============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS - 98.6%

             AEROSPACE & DEFENSE - 0.7%
        280  Elbit Systems, Ltd. ..............................  $    17,105
        553  Engility Holdings, Inc. (a).......................       24,913
                                                                 -----------
                                                                      42,018
                                                                 -----------

             AIRLINES - 2.1%
      6,355  JetBlue Airways Corp. (a).........................       55,225
      1,252  SkyWest, Inc. ....................................       15,976
      2,263  Southwest Airlines Co. ...........................       53,429
                                                                 -----------
                                                                     124,630
                                                                 -----------

             AUTO COMPONENTS - 1.2%
      2,147  China Automotive Systems, Inc. (a)................       16,962
        862  Federal-Mogul Holdings Corp. (a)..................       16,128
        802  Goodyear Tire & Rubber (The) Co. .................       20,956
        205  Visteon Corp. (a).................................       18,130
                                                                 -----------
                                                                      72,176
                                                                 -----------

             BANKS - 8.9%
      2,128  Associated Banc-Corp .............................       38,432
      6,598  F.N.B. Corp. .....................................       88,413
      1,053  First Midwest Bancorp, Inc. ......................       17,985
      7,917  First Niagara Financial Group, Inc. ..............       74,816
      1,016  Hancock Holding Co. ..............................       37,237
      1,404  International Bancshares Corp. ...................       35,212
        577  MB Financial, Inc. ...............................       17,864
      3,339  Mitsubishi UFJ Financial Group, Inc., ADR ........       18,498
      5,156  Mizuho Financial Group, Inc., ADR ................       20,521
        495  Shinhan Financial Group Co., Ltd., ADR ...........       21,755
      2,134  Sumitomo Mitsui Financial Group, Inc., ADR .......       18,459
     10,457  Synovus Financial Corp. ..........................       35,449
      2,286  TCF Financial Corp. ..............................       38,085
      1,206  Webster Financial Corp. ..........................       37,458
        401  Wintrust Financial Corp. .........................       19,513
                                                                 -----------
                                                                     519,697
                                                                 -----------

             BIOTECHNOLOGY - 0.3%
      1,972  PDL BioPharma, Inc. ..............................       16,387
                                                                 -----------

             CAPITAL MARKETS - 0.4%
        474  Piper Jaffray Cos. (a)............................       21,709
                                                                 -----------

             CHEMICALS - 2.0%
        385  Ashland, Inc. ....................................       38,300
      2,881  Olin Corp. .......................................       79,544
                                                                 -----------
                                                                     117,844
                                                                 -----------

             COMMERCIAL SERVICES & SUPPLIES - 0.3%
      1,127  Kimball International, Inc., Class B .............       20,410
                                                                 -----------

             COMMUNICATIONS EQUIPMENT - 0.9%
        637  Black Box Corp. ..................................       15,505



               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (CONTINUED)

             COMMUNICATIONS EQUIPMENT (CONTINUED)
      1,905  Brocade Communications Systems, Inc. (a)..........  $    20,212
        705  Finisar Corp. (a).................................       18,689
                                                                 -----------
                                                                      54,406
                                                                 -----------

             CONSTRUCTION & ENGINEERING - 1.0%
      1,268  AECOM Technology Corp. (a)........................       40,792
      1,551  Orion Marine Group, Inc. (a)......................       19,496
                                                                 -----------
                                                                      60,288
                                                                 -----------

             DISTRIBUTORS - 0.3%
      1,118  VOXX International Corp. (a)......................       15,294
                                                                 -----------

             DIVERSIFIED FINANCIAL SERVICES - 0.4%
      1,605  ING Groep N.V., ADR (a)...........................       22,871
                                                                 -----------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
        332  Atlantic Tele-Network, Inc. ......................       21,885
      1,474  China Unicom (Hong Kong), Ltd., ADR ..............       19,398
      1,524  General Communication, Inc., Class A (a)..........       17,389
        831  Nippon Telegraph & Telephone Corp., ADR ..........       22,636
      1,814  Orange S.A., ADR .................................       26,648
                                                                 -----------
                                                                     107,956
                                                                 -----------

             ELECTRIC UTILITIES - 10.1%
      1,805  Edison International .............................      102,181
      1,320  Entergy Corp. ....................................       88,242
      3,040  Exelon Corp. .....................................      102,022
      1,531  Great Plains Energy, Inc. ........................       41,398
        714  IDACORP, Inc. ....................................       39,606
      1,970  Northeast Utilities ..............................       89,635
      1,576  Pinnacle West Capital Corp. ......................       86,144
      1,156  Westar Energy, Inc. ..............................       40,645
                                                                 -----------
                                                                     589,873
                                                                 -----------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
      1,008  Sanmina Corp. (a).................................       17,590
      2,160  TTM Technologies, Inc. (a)........................       18,252
                                                                 -----------
                                                                      35,842
                                                                 -----------

             ENERGY EQUIPMENT & SERVICES - 10.9%
      1,475  Ensco PLC, Class A ...............................       77,850
        607  Era Group, Inc. (a)...............................       17,791
        544  Exterran Holdings, Inc. ..........................       23,871
      1,457  Patterson-UTI Energy, Inc. .......................       46,158
      4,334  Schlumberger, Ltd. ...............................      422,565
        724  Unit Corp. (a)....................................       47,335
                                                                 -----------
                                                                     635,570
                                                                 -----------

             GAS UTILITIES - 2.1%
      1,772  AGL Resources, Inc. ..............................       86,757



               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (CONTINUED)

             GAS UTILITIES (CONTINUED)
        821  Atmos Energy Corp. ...............................  $    38,694
                                                                 -----------
                                                                     125,451
                                                                 -----------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
        463  Alere, Inc. (a)...................................       15,904
                                                                 -----------

             HEALTH CARE PROVIDERS & SERVICES - 1.7%
      1,908  Cross Country Healthcare, Inc. (a)................       15,398
        934  Kindred Healthcare, Inc. .........................       21,874
        706  LifePoint Hospitals, Inc. (a).....................       38,512
        869  PharMerica Corp. (a)..............................       24,315
                                                                 -----------
                                                                     100,099
                                                                 -----------

             HOTELS, RESTAURANTS & LEISURE - 0.3%
         36  Biglari Holdings, Inc. (a)........................       17,550
                                                                 -----------

             HOUSEHOLD DURABLES - 1.5%
        737  M/I Homes, Inc. (a)...............................       16,523
      1,153  MDC Holdings, Inc. ...............................       32,607
        390  Ryland Group (The), Inc. .........................       15,573
      1,276  Sony Corp., ADR ..................................       24,397
                                                                 -----------
                                                                      89,100
                                                                 -----------

             INSURANCE - 7.2%
      1,598  Cincinnati Financial Corp. .......................       77,759
        241  Everest Re Group, Ltd. ...........................       36,885
        906  Kemper Corp. .....................................       35,488
        295  Navigators Group (The), Inc. (a)..................       18,110
      7,055  Old Republic International Corp. .................      115,702
        732  Protective Life Corp. ............................       38,496
        483  Reinsurance Group of America, Inc. ...............       38,461
        564  StanCorp Financial Group, Inc. ...................       37,675
        574  Stewart Information Services Corp. ...............       20,165
                                                                 -----------
                                                                     418,741
                                                                 -----------

             INTERNET SOFTWARE & SERVICES - 0.3%
      2,610  Monster Worldwide, Inc. (a).......................       19,523
                                                                 -----------

             IT SERVICES - 1.2%
        478  Computer Sciences Corp. ..........................       29,072
      1,759  Convergys Corp. ..................................       38,540
                                                                 -----------
                                                                      67,612
                                                                 -----------

             MEDIA - 0.5%
        858  Regal Entertainment Group, Class A ...............       16,028
      1,437  Sizmek, Inc. (a)..................................       15,275
                                                                 -----------
                                                                      31,303
                                                                 -----------

             METALS & MINING - 0.3%
        286  POSCO, ADR .......................................       19,851
                                                                 -----------



               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (CONTINUED)

             MULTI-UTILITIES - 8.2%
      3,629  Avista Corp. .....................................  $   111,229
      1,593  Black Hills Corp. ................................       91,837
      1,536  Integrys Energy Group, Inc. ......................       91,622
      2,559  NiSource, Inc. ...................................       90,921
      1,780  Scana Corp. ......................................       91,350
                                                                 -----------
                                                                     476,959
                                                                 -----------

             OIL, GAS & CONSUMABLE FUELS - 15.6%
      5,228  Alpha Natural Resources, Inc. (a).................       22,219
      9,122  BP PLC, ADR ......................................      438,768
        666  Canadian Natural Resources, Ltd. .................       25,554
      2,206  Chesapeake Energy Corp. ..........................       56,518
        275  China Petroleum & Chemical Corp., ADR ............       24,612
        121  CNOOC, Ltd., ADR .................................       18,369
      1,195  ConocoPhillips ...................................       84,068
        464  Eni S.p.A., ADR ..................................       23,279
        961  Green Plains Renewable Energy, Inc. ..............       28,792
      1,923  Penn Virginia Corp. (a)...........................       33,633
        204  PetroChina Co., Ltd., ADR ........................       22,134
      1,630  Petroleo Brasileiro S.A., ADR ....................       21,435
        315  Royal Dutch Shell PLC, ADR .......................       23,014
        930  Statoil ASA, ADR .................................       26,245
        643  Suncor Energy, Inc. ..............................       22,479
      1,372  Swift Energy Co. (a)..............................       14,763
        364  Total S.A., ADR ..................................       23,878
                                                                 -----------
                                                                     909,760
                                                                 -----------

             PAPER & FOREST PRODUCTS - 0.8%
        390  Domtar Corp. .....................................       43,766
                                                                 -----------

             PROFESSIONAL SERVICES - 0.6%
        979  CDI Corp. ........................................       16,790
        869  Navigant Consulting, Inc. (a).....................       16,215
                                                                 -----------
                                                                      33,005
                                                                 -----------

             REAL ESTATE INVESTMENT TRUSTS - 0.3%
      2,956  Cedar Realty Trust, Inc. .........................       18,061
                                                                 -----------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
        576  Brookfield Asset Management, Inc., Class A .......       23,530
                                                                 -----------

             ROAD & RAIL - 0.3%
        494  Arkansas Best Corp. ..............................       18,253
                                                                 -----------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.2%
      2,739  Amkor Technology, Inc. (a)........................       18,789
     16,149  Intel Corp. ......................................      416,806
      1,579  Rudolph Technologies, Inc. (a)....................       18,016
        605  Skyworks Solutions, Inc. .........................       22,700
                                                                 -----------
                                                                     476,311
                                                                 -----------



               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (CONTINUED)

             SOFTWARE - 0.4%
      1,247  Ebix, Inc. .......................................  $    21,286
                                                                 -----------

             SPECIALTY RETAIL - 1.8%
      1,118  Abercrombie & Fitch Co., Class A .................       43,043
          1  Office Depot, Inc. (a)............................            2
      5,230  Staples, Inc. ....................................       59,308
                                                                 -----------
                                                                     102,353
                                                                 -----------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
        699  Canon, Inc., ADR .................................       21,711
      1,051  Lexmark International, Inc., Class A .............       48,651
                                                                 -----------
                                                                      70,362
                                                                 -----------

             THRIFTS & MORTGAGE FINANCE - 2.1%
      5,568  People's United Financial, Inc. ..................       82,796
      1,587  Washington Federal, Inc. .........................       36,977
                                                                 -----------
                                                                     119,773
                                                                 -----------

             TOBACCO - 0.7%
        684  Universal Corp. ..................................       38,229
                                                                 -----------

             WIRELESS TELECOMMUNICATION SERVICES - 0.7%
        427  China Mobile, Ltd., ADR ..........................       19,467
      1,354  NTT DoCoMo, Inc., ADR ............................       21,352
                                                                 -----------
                                                                      40,819
                                                                 -----------

             TOTAL INVESTMENTS - 98.6% ........................    5,754,572
             (Cost $5,377,545) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.4% ..........       82,070
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $ 5,836,642
                                                                 ===========

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $495,936 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $118,909.

ADR   American Depositary Receipt




               See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                  LEVEL 2          LEVEL 3
                                                     TOTAL        LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2014      PRICES          INPUTS           INPUTS
                                                -------------  -------------  --------------   ---------------
Common Stocks*................................  $   5,754,572  $   5,754,572  $           --   $            --
                                                =============  =============  ==============   ===============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.



        COUNTRY ALLOCATION**                                     % OF NET ASSETS
        ------------------------------------------------------------------------
        United States                                                 72.5%
        United Kingdom                                                 9.2
        Curacao                                                        7.2
        Japan                                                          2.5
        Canada                                                         1.2
        Hong Kong                                                      1.0
        France                                                         0.9
        China                                                          0.8
        South Korea                                                    0.7
        Bermuda                                                        0.6
        Norway                                                         0.5
        Brazil                                                         0.4
        Italy                                                          0.4
        Netherlands                                                    0.4
        Israel                                                         0.3
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                             98.6
        NET OTHER ASSETS AND LIABILITIES                               1.4
                                                                     ------
        TOTAL                                                        100.0%
                                                                     ======


**Portfolio securities are categorized based upon their country of incorporation.


               See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS - 97.9%

             AEROSPACE & DEFENSE - 2.9%
      3,001  Elbit Systems, Ltd. ..............................  $   183,328
                                                                 -----------

             AIRLINES - 11.3%
     20,284  JetBlue Airways Corp. (a).........................      176,268
     23,235  Southwest Airlines Co. ...........................      548,578
                                                                 -----------
                                                                     724,846
                                                                 -----------

             AUTO COMPONENTS - 16.1%
      7,498  China Automotive Systems, Inc. (a)................       59,234
     10,903  Federal-Mogul Holdings Corp. (a)..................      203,995
     17,740  Goodyear Tire & Rubber (The) Co. .................      463,546
      3,453  Visteon Corp. (a).................................      305,384
                                                                 -----------
                                                                   1,032,159
                                                                 -----------

             BIOTECHNOLOGY - 1.3%
     10,015  PDL BioPharma, Inc. ..............................       83,225
                                                                 -----------

             COMMERCIAL SERVICES & SUPPLIES - 1.1%
      3,933  Kimball International, Inc., Class B .............       71,227
                                                                 -----------

             COMMUNICATIONS EQUIPMENT - 8.1%
     31,791  Brocade Communications Systems, Inc. (a)..........      337,303
      6,895  Finisar Corp. (a).................................      182,786
                                                                 -----------
                                                                     520,089
                                                                 -----------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
      5,322  General Communication, Inc., Class A (a)..........       60,724
                                                                 -----------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.6%
      6,028  Sanmina Corp. (a).................................      105,189
                                                                 -----------

             ENERGY EQUIPMENT & SERVICES - 7.5%
      4,907  Schlumberger, Ltd. ...............................      478,432
                                                                 -----------

             HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
      5,880  Alere, Inc. (a)...................................      201,978
                                                                 -----------

             HOUSEHOLD DURABLES - 2.1%
      3,343  Ryland Group (The), Inc. .........................      133,486
                                                                 -----------

             IT SERVICES - 7.4%
      7,836  Computer Sciences Corp. ..........................      476,585
                                                                 -----------

             MEDIA - 2.8%
      9,529  Regal Entertainment Group, Class A ...............      178,002
                                                                 -----------

             OIL, GAS & CONSUMABLE FUELS - 13.3%
      9,077  BP PLC, ADR ......................................      436,604
     16,175  Chesapeake Energy Corp. ..........................      414,403
                                                                 -----------
                                                                     851,007
                                                                 -----------

             PROFESSIONAL SERVICES - 1.1%
      3,611  Navigant Consulting, Inc. (a).....................       67,381
                                                                 -----------



               See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2014 (UNAUDITED)

   SHARES                        DESCRIPTION                        VALUE
-----------  --------------------------------------------------  -----------

COMMON STOCKS (CONTINUED)

             ROAD & RAIL - 1.1%
      1,903  Arkansas Best Corp. ..............................  $    70,316
                                                                 -----------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.2%
     15,054  Amkor Technology, Inc. (a)........................      103,270
     16,926  Intel Corp. ......................................      436,860
     13,374  Skyworks Solutions, Inc. .........................      501,793
                                                                 -----------
                                                                   1,041,923
                                                                 -----------

             TOTAL INVESTMENTS - 97.9% ........................    6,279,897
             (Cost $5,842,819) (b)

             NET OTHER ASSETS AND LIABILITIES - 2.1% ..........      137,643
                                                                 -----------

             NET ASSETS - 100.0% ..............................  $ 6,417,540
                                                                 ===========


-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $503,714 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $66,636.

ADR   American Depositary Receipt


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2          LEVEL 3
                                                     TOTAL        LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   3/31/2014      PRICES          INPUTS           INPUTS
                                                -------------  -------------  --------------   ---------------
Common Stocks*................................  $   6,279,897  $   6,279,897  $           --   $            --
                                                =============  =============  ==============   ===============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at March 31, 2014.


               See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment portfolios (each a "Portfolio" and collectively, the "Portfolios") as follows:

     Target Managed VIP Portfolio
     The Dow(R) DART 10 Portfolio
     The Dow(R) Target Dividend Portfolio
     Global Dividend Target 15 Portfolio
     S&P(R) Target 24 Portfolio
     NASDAQ(R) Target 15 Portfolio
     First Trust Target Focus Four Portfolio
     Value Line(R) Target 25 Portfolio

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Portfolio Membership Interests (each an "Interest," and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of the applicable Portfolio. Interests are not offered directly to the public. Interests are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B"), a separate account of Prudential Annuities Life Assurance Corporation ("Prudential"), to fund the benefits of variable annuity policies (the "Policies") issued by Prudential. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Interests.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest" and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Portfolio) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value each Portfolio's investments are primarily obtained from third party pricing services. Each Portfolio's investments are valued as follows:

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the bid and asked prices, if available, and otherwise at the closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Registrant's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Portfolio's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by each Portfolio generally results in prices used by the Portfolios that may differ

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2014 (UNAUDITED)

from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    foreign currency exchange activity;

      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)    factors relating to the event that precipitated the pricing problem;

      6)    whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Portfolio's investments as of March 31, 2014, is included with the Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2014 (UNAUDITED)

                              3. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolios through the date the Portfolio of Investments were issued, and has determined that there was the following subsequent event:

As approved by the Board of Trustees of the Registrant at a meeting on January 22, 2014, the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio (collectively, the "Portfolios"), each a series of the Registrant, ceased normal operations on April 18, 2014 and the Registrant and the Portfolios terminated and liquidated on April 25, 2014.

ADDITIONAL INFORMATION

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           MARCH 31, 2014 (UNAUDITED)

                             LICENSING INFORMATION

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"), and "Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM)" and Dow Jones are registered trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by FTP on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio and S&P(R) Target 24 Portfolio are sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates make any representation regarding the advisability of investing in such product(s).

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

[NOTE TO FINANCIAL PRINTER:  INSERT SCHEDULE OF INVESTMENTS HERE]

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Defined Portfolio Fund, LLC
              ---------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     ----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 16, 2014
     ----------------

* Print the name and title of each signing officer under his or her signature.